SIGNIFICANT ACCOUNTING POLICIES (Schedule of Product Warranty Accrual) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Warranty provision, beginning of year	$ 157	$ 179
Charged to costs and expenses relating to new sales	235	112
Utilization or expiration of warranty	(155)	(135)
Foreign currency translation adjustments	(11)	1
Warranty provision, end of year	$ 226	$ 157